Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Maturities of Bank Borrowings
Not later than 1 year	$ 24,971,000	$ 23,372,000
Between 1 to 3 years	14,153,000	6,426,000
Between 3 to 4 years	14,572,000	8,033,000
Between 4 to 5 years	15,405,000	12,049,000
Later than 5 years	24,059,000	32,926,000
Total	93,160,000	82,806,000
Unutilized bank borrowing facilities	$ 41,248,000	$ 60,549,000